Investment Strategy - Roundhill Meme Stock Covered Call ETF	Nov. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives through a covered call strategy, pursuant to which the Fund purchases shares of the Roundhill Meme Stock ETF (the “Meme Stock ETF”) and simultaneously sells out-of-the-money call options that utilize the Meme Stock ETF as the reference asset (“Meme Stock ETF Call Options”), providing for distributions on a weekly basis.

The Meme Stock ETF is an actively managed ETF that seeks to achieve its investment objectives by investing in the equity securities of meme stocks. Meme stocks are characterized by elevated trading volumes relative to comparable public companies during periods of intense online attention and extreme price volatility, with trading activity sometimes driven more by social media momentum than by fundamental or traditional technical analysis. For purposes of the Meme Stock ETF’s strategy, “social media momentum” is defined as short-term increases in online engagement related to an issuer as measured by the volume, velocity, and engagement (e.g., likes, comments, shares) of posts and discussions about the issuer or its ticker across widely used platforms and forums. Social media momentum is not a measure of company fundamentals and may subside quickly. At each rebalance, which may occur as frequently as weekly, the Adviser of the Meme Stock ETF will review the eligible universe of Meme Stocks and select a minimum of 13 and maximum of 25 securities for the portfolio.

The Fund will achieve its long exposure to the Meme Stock ETF by holding shares of the Meme Stock ETF. The Fund will also seek to generate income through the sale of Meme Stock ETF Call Options, representing an equivalent notional value to the shares of the Meme Stock ETF held by the Fund. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to “Meme Stocks.” Such instruments include shares of the Meme Stock ETF and derivative instruments that utilize the Meme Stock ETF as the reference asset, such as Meme Stock ETF Call Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. As described below, the Fund’s sale of Meme Stock ETF Call Options to generate income will limit the degree to which the Fund will participate in gains experienced by the Meme Stock ETF if the value of the Meme Stock ETF appreciates in value beyond the strike price of one or more of the Meme Stock ETF Call Options that the Fund has sold to generate income. If the Meme Stock ETF decreases in value, the Fund may experience potential losses. These potential losses may not be offset by income received by the Fund.

The options contracts that the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts and/or FLexible EXchange options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The Fund intends to invest predominately in “European” style FLEX Options. Such FLEX Options may be cash or physically settled. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, shares of the Meme Stock ETF) the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying.

As the primary means by which the Fund intends to generate income, the Fund will sell Meme Stock ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Meme Stock ETF beyond a certain point. If the value of the Meme Stock ETF increases, the Fund’s Meme Stock ETF shares will cause the Fund to experience similar percentage gains. However, if the value of the Meme Stock ETF appreciates in value beyond the strike price of one or more of the Meme Stock ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposures. As a result, the Fund’s overall strategy (i.e., the combination of the Fund’s Meme Stock ETF shares and the sold Meme Stock ETF Call Options) will limit the Fund’s participation in gains of the Meme Stock ETF beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Meme Stock ETF into current income. It is expected that the Meme Stock ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one week or less and will be held to or close to expiration. The Fund intends to make weekly distribution payments to shareholders. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when Fund Shares on which the distribution was received are sold. The Fund expects that distributions will be comprised primarily of amounts attributable to the option premium. The Fund is not targeting a specific rate of distribution.

You can find the Roundhill Meme Stock ETF’s prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its 1933 Act file number: 333-273052.

The Fund will not concentrate (i.e., invest more than 25% of its total assets) its investments in securities of issuers in any industry or group of industries.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).